Consolidated statement of cash flows - GBP (£)		12 Months Ended
		Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Cash flows from operating activities
Cash generated from operations		£ 119,604,000	£ 251,759,000	£ 200,864,000
Interest paid		(18,904,000)	(19,523,000)	(13,219,000)
Interest received		1,187,000	736,000	487,000
Tax paid		(6,637,000)	(5,312,000)	(2,040,000)
Net cash generated from operating activities		95,250,000	227,660,000	186,092,000
Cash flows from investing activities
Payments for property, plant and equipment		(13,260,000)	(8,373,000)	(5,101,000)
Proceeds from sale of property, plant and equipment		81,000		19,000
Payments for investment property			(641,000)
Payments for intangible assets	[1]	(154,955,000)	(193,825,000)	(138,095,000)
Proceeds from sale of intangible assets	[1]	46,865,000	51,871,000	38,357,000
Net cash used in investing activities		(121,269,000)	(150,968,000)	(104,820,000)
Cash flows from financing activities
Repayment of borrowings		(419,000)	(395,000)	(371,000)
Dividends paid		(21,982,000)	(23,295,000)	(20,084,000)
Net cash used in financing activities		(22,401,000)	(23,690,000)	(20,455,000)
Net (decrease)/increase in cash and cash equivalents		(48,420,000)	53,002,000	60,817,000
Cash and cash equivalents at beginning of year		290,267,000	229,194,000	155,752,000
Exchange gains on cash and cash equivalents		175,000	8,071,000	12,625,000
Cash and cash equivalents at end of year		£ 242,022,000	£ 290,267,000	£ 229,194,000

[1]	Payments and proceeds for intangible assets primarily relate to player and key football management staff registrations. When acquiring or selling players’ and key football management staff registrations it is normal industry practice for payments terms to spread over more than one year and consideration may also include non-cash items. Details of registrations additions and disposals are provided in note 15. Trade payables in relation to the acquisition of registrations at the balance sheet date are provided in note 23. Trade receivables in relation to the disposal of registrations at the balance sheet date are provided in note 19.